Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the Pay Versus Performance Table (set forth below) is required to include “compensation actually paid,” as calculated per SEC disclosure rules, to the Company’s principal executive officer (“PEO”) and the Company’s non-PEO
NEOs, as noted below. “Compensation actually paid” represents a required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the “Compensation Discussion and Analysis” (the “CD&A”). The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to stock options, RSUs and PSUs which remain subject to forfeiture if the vesting conditions are not satisfied.

					Value of Initial Fixed $100 Investment Based On: (4)
Year (1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($) (in thousands) (6)	Adjusted EBIT ($) (in thousands)(7)

2023	13,858,983	17,084,260	4,082,541	4,280,552	90.68	141.23	339,649	596,219

2022	12,825,904	2,839,170	4,837,190	4,954,782	104.10	124.59	230,123	430,334

2021	13,867,435	10,280,616	4,863,897	3,201,969	105.90	114.78	408,839	801,712

2020	9,560,206	17,049,041	3,713,938	4,283,347	114.45	106.22	(216,499)	(282,847)

(1)	Mr. O’Sullivan served as the Company’s principal executive officer for the entirety of fiscal 2020, 2021 2022 and 2023, and the Company’s other NEOs for the applicable years were as follows:

-	2023: Kristin Wolfe; Jennifer Vecchio; Travis Marquette; Matthew Pasch; and Michael Allison.

-	2022: Kristin Wolfe; Jennifer Vecchio; Travis Marquette; Michael Allison; and John Crimmins.

-	2021: John Crimmins; Jennifer Vecchio; Travis Marquette; Michael Allison; Mike Metheny; and Fred Hand.

-	2020: John Crimmins; Jennifer Vecchio; Fred Hand; and Joyce Manning Magrini.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. O’Sullivan and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s other NEOs reported for the applicable year.

(3)
To calculate “compensation actually paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. O’Sullivan and for the average of the other NEOs is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on February 1, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)	The TSR Peer Group consists of the Dow Jones Apparel Retailers Index, an independently prepared index that includes companies in the retail industry.

(6)
In accordance with SEC rules, we are required to describe the relationship between “compensation actually paid” to our CEO and to our other NEOs and our net income. However, our incentive plans do not link “compensation actually paid” to our executive officers and our net income. Therefore, changes in “compensation actually paid” to our executive officers may not necessarily correlate to changes in our net income.

(7)
As noted in the CD&A, Adjusted EBIT is a core driver of our performance and success, as it measures profitability, reflects management efforts to manage expenses, and further aligns our NEOs’ interests with our stockholders’ interests. Adjusted EBIT is defined as net income, exclusive of the following items, if applicable: (i) interest expense; (ii) interest income; (iii) loss on extinguishment of debt; (iv) income tax expense; (v) impairment charges; (vi) net favorable lease costs; (vii) costs related to debt amendments; (viii) amounts related to certain litigation matters; and (ix) other unusual or non-recurring
expenses, losses, charges or gains. Please see the CD&A for more information regarding Adjusted EBIT and our incentive programs.

Compensation Actually Paid Adjustments

		(MINUS)	PLUS	PLUS/(MINUS)	PLUS	PLUS/(MINUS)	(MINUS)	EQUALS

Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Compensation Actually Paid ($)

Michael O’Sullivan

2023	13,858,983	(10,221,632)	14,971,860	(625,065)	—	(899,886)	—	17,084,260

2022	12,825,904	(9,749,425)	10,553,849	(4,230,176)	—	(6,560,982)	—	2,839,170

2021	13,867,435	(8,514,967)	5,454,134	(4,148,989)	—	3,623,003	—	10,280,616

2020	9,560,206	(8,512,040)	12,661,431	3,947,107	—	(607,663)	—	17,049,041

Other NEOs (Average) (h)

2023	4,082,541	(2,560,156)	3,457,459	(247,207)	112,034	(497,699)	(66,420)	4,280,552

2022	4,837,190	(3,117,644)	4,028,855	(411,675)	—	(381,944)	—	4,954,782

2021	4,863,897	(2,900,883)	1,816,041	(421,337)	—	940,057	(1,095,806)	3,201,969

2020	3,713,938	(2,139,882)	3,051,308	883,866	—	(1,225,883)	—	4,283,347

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and as reflected in the Summary Compensation Table for the applicable year.

(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Amounts reported in this column represent equity awards granted to Mr. Allison in fiscal 2023 and which vested in fiscal 2023 in accordance with the termination vesting provisions set forth in the award agreements.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the prior fiscal year.

(h)	See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(1)	Mr. O’Sullivan served as the Company’s principal executive officer for the entirety of fiscal 2020, 2021 2022 and 2023, and the Company’s other NEOs for the applicable years were as follows:

-	2023: Kristin Wolfe; Jennifer Vecchio; Travis Marquette; Matthew Pasch; and Michael Allison.

-	2022: Kristin Wolfe; Jennifer Vecchio; Travis Marquette; Michael Allison; and John Crimmins.

-	2021: John Crimmins; Jennifer Vecchio; Travis Marquette; Michael Allison; Mike Metheny; and Fred Hand.

-	2020: John Crimmins; Jennifer Vecchio; Fred Hand; and Joyce Manning Magrini.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the Dow Jones Apparel Retailers Index, an independently prepared index that includes companies in the retail industry.
PEO Total Compensation Amount	$ 13,858,983	$ 12,825,904	$ 13,867,435	$ 9,560,206
PEO Actually Paid Compensation Amount	$ 17,084,260	2,839,170	10,280,616	17,049,041
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Adjustments

		(MINUS)	PLUS	PLUS/(MINUS)	PLUS	PLUS/(MINUS)	(MINUS)	EQUALS

Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Compensation Actually Paid ($)

Michael O’Sullivan

2023	13,858,983	(10,221,632)	14,971,860	(625,065)	—	(899,886)	—	17,084,260

2022	12,825,904	(9,749,425)	10,553,849	(4,230,176)	—	(6,560,982)	—	2,839,170

2021	13,867,435	(8,514,967)	5,454,134	(4,148,989)	—	3,623,003	—	10,280,616

2020	9,560,206	(8,512,040)	12,661,431	3,947,107	—	(607,663)	—	17,049,041

Other NEOs (Average) (h)

2023	4,082,541	(2,560,156)	3,457,459	(247,207)	112,034	(497,699)	(66,420)	4,280,552

2022	4,837,190	(3,117,644)	4,028,855	(411,675)	—	(381,944)	—	4,954,782

2021	4,863,897	(2,900,883)	1,816,041	(421,337)	—	940,057	(1,095,806)	3,201,969

2020	3,713,938	(2,139,882)	3,051,308	883,866	—	(1,225,883)	—	4,283,347

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and as reflected in the Summary Compensation Table for the applicable year.

(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Amounts reported in this column represent equity awards granted to Mr. Allison in fiscal 2023 and which vested in fiscal 2023 in accordance with the termination vesting provisions set forth in the award agreements.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the prior fiscal year.

(h)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 4,082,541	4,837,190	4,863,897	3,713,938
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,280,552	4,954,782	3,201,969	4,283,347
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Adjustments

		(MINUS)	PLUS	PLUS/(MINUS)	PLUS	PLUS/(MINUS)	(MINUS)	EQUALS

Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Compensation Actually Paid ($)

Michael O’Sullivan

2023	13,858,983	(10,221,632)	14,971,860	(625,065)	—	(899,886)	—	17,084,260

2022	12,825,904	(9,749,425)	10,553,849	(4,230,176)	—	(6,560,982)	—	2,839,170

2021	13,867,435	(8,514,967)	5,454,134	(4,148,989)	—	3,623,003	—	10,280,616

2020	9,560,206	(8,512,040)	12,661,431	3,947,107	—	(607,663)	—	17,049,041

Other NEOs (Average) (h)

2023	4,082,541	(2,560,156)	3,457,459	(247,207)	112,034	(497,699)	(66,420)	4,280,552

2022	4,837,190	(3,117,644)	4,028,855	(411,675)	—	(381,944)	—	4,954,782

2021	4,863,897	(2,900,883)	1,816,041	(421,337)	—	940,057	(1,095,806)	3,201,969

2020	3,713,938	(2,139,882)	3,051,308	883,866	—	(1,225,883)	—	4,283,347

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and as reflected in the Summary Compensation Table for the applicable year.

(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Amounts reported in this column represent equity awards granted to Mr. Allison in fiscal 2023 and which vested in fiscal 2023 in accordance with the termination vesting provisions set forth in the award agreements.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the prior fiscal year.

(h)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link “compensation actually paid” to the NEOs for fiscal 2023. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program, including the Annual Incentive Plan and 2023 PSUs.

•	Adjusted EBIT

•	Adjusted EPS Growth

•	Stock price

Total Shareholder Return Amount	$ 90.68	104.1	105.9	114.45
Peer Group Total Shareholder Return Amount	141.23	124.59	114.78	106.22
Net Income (Loss)	$ 339,649,000	$ 230,123,000	$ 408,839,000	$ (216,499,000)
Company Selected Measure Amount	596,219,000	430,334,000	801,712,000	(282,847,000)
PEO Name	Mr. O’Sullivan
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price
PEO | Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,221,632)	$ (9,749,425)	$ (8,514,967)	$ (8,512,040)
PEO | Fair Value At Fiscal Yearend Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,971,860	10,553,849	5,454,134	12,661,431
PEO | Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(625,065)	(4,230,176)	(4,148,989)	3,947,107
PEO | Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(899,886)	(6,560,982)	3,623,003	(607,663)
Non-PEO NEO | Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,560,156)	(3,117,644)	(2,900,883)	(2,139,882)
Non-PEO NEO | Fair Value At Fiscal Yearend Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,457,459	4,028,855	1,816,041	3,051,308
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(247,207)	(411,675)	(421,337)	883,866
Non-PEO NEO | Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,034
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(497,699)	$ (381,944)	940,057	$ (1,225,883)
Non-PEO NEO | Fair Value As Of Prior Fiscal Yearend Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (66,420)		$ (1,095,806)